Statements of Cash Flows (Unaudited) - Quarterly (Quarterly Member, USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (594,182)	$ (27,905)
Net loss attributable to noncontrolling interest	(7,217)	(1,671)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense
Depreciation expense	3,064	74
Amortization of debt issue costs	29,794
Amortization of debt discount	234,716
Amortization of patent	654	616
Change in fair value of derivative liabilities	89,779
Derivative expense
Loss on debt extinguishment - related party
Gain on debt forgiveness
Common stock transferred from existing stockholders for services rendered		204,002
Stock issued for services - related party
Recognition of unvested share compensation - related party - ($0.25/share)	15,625
Imputed interest
Change in operating assets and liabilities:
Accounts receivable
Prepaid expenses	30,000
Inventory
Other	(27,020)
Accounts payable & accrued expenses	82,527	(26,913)
Net cash used in operating activities	(321,818)	148,203
Cash flows from investing activities:
Purchase of property & equipment	(131,302)
Payment of patent costs	(8,700)
Net cash used in investing activities	(140,002)
Cash flows from financing activities:
Direct issue costs paid
Proceeds from issuance of convertible notes
Proceeds from note payable
Proceeds from note payable - related party
Repayments of notes	(24,197)	(77,238)
Repayments of notes - related party	(5,356)	(71,471)
Proceeds from the exercise of warrants
Members contribution
Net cash provided by financing activities	(29,553)	(148,709)
Decrease cash and cash equivalents	(491,373)	(506)
Cash and cash equivalents at beginning of year	1,132,974	736
Cash and cash equivalents at end of year	641,601	230
Supplementary disclosure of cash flow information
Interest	5,803	6,762
Income taxes